Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 2 (Details) - EBP 221935537 001 [Member]		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
SAGIC DIVERSIFIED BOND I	$ 175,076,803	$ 175,076,803
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%
Investment, Identifier [Axis]: DreyfusGovernmentSecsCashManagementAdminMember
SAGIC DIVERSIFIED BOND I		Holding Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 149,460	$ 149,460
Investment, Identifier [Axis]: FIAMCorePlusCommingledPoolClassIMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 1,032,259	$ 1,032,259
Investment, Identifier [Axis]: GreatGrayTrustEUPACMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 60,990	$ 60,990
Investment, Identifier [Axis]: HarborSmallCapGrowthRetirementMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 12,715	$ 12,715
Investment, Identifier [Axis]: JJSnackFoodsCorpCompanyStockMember
SAGIC DIVERSIFIED BOND I		EBP, Employer, Common Stock [Member]
SAGIC DIVERSIFIED BOND I	$ 9,229,485	$ 9,229,485
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment, Identifier [Axis]: MFSMidCapGrowthCITCLCTMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 78,253	$ 78,253
Investment, Identifier [Axis]: NTCOLAGGBDIDXNLTIERCTMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 4,464,012	$ 4,464,012
Investment, Identifier [Axis]: NTCOLEXTEQMKTIDXDCNLTIERCTMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 5,088,722	$ 5,088,722
Investment, Identifier [Axis]: NTCOLR1000GRWTHIDXDCNLTIERCTMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 18,678,068	$ 18,678,068
Investment, Identifier [Axis]: NTCOLR1000VALIDXDCNLTIERCTMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 5,300,964	$ 5,300,964
Investment, Identifier [Axis]: NTCOLSP500IDXDCNLTIERCTMember
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 16,831,320	$ 16,831,320
Investment, Identifier [Axis]: NTColACWIexUSIMIFdDCNL4Member
SAGIC DIVERSIFIED BOND I		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 162,577	$ 162,577
Investment, Identifier [Axis]: NotesReceivableFromParticpantsMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
NOTES RECEIVABLE FROM PARTICIPANTS	$ 5,349,058	$ 5,349,058
Investment, Identifier [Axis]: NotesReceivableFromParticpantsMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Jan. 31, 2026
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: NotesReceivableFromParticpantsMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Oct. 31, 2055
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: PrincipalSmallCapValueIIR6Member
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 40,306	$ 40,306
Investment, Identifier [Axis]: SagicDiversifiedBondIMember
SAGIC DIVERSIFIED BOND I		Fixed Annuity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 10,817,790	$ 10,817,790
Investment, Identifier [Axis]: VanguardTargetRTRMNT2020FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 6,650,324	$ 6,650,324
Investment, Identifier [Axis]: VanguardTargetRTRMNT2025FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 12,661,034	$ 12,661,034
Investment, Identifier [Axis]: VanguardTargetRTRMNT2030FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 27,398,288	$ 27,398,288
Investment, Identifier [Axis]: VanguardTargetRTRMNT2035FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 17,525,995	$ 17,525,995
Investment, Identifier [Axis]: VanguardTargetRTRMNT2040FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 12,336,699	$ 12,336,699
Investment, Identifier [Axis]: VanguardTargetRTRMNT2045FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 10,487,842	$ 10,487,842
Investment, Identifier [Axis]: VanguardTargetRTRMNT2050FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 5,603,879	$ 5,603,879
Investment, Identifier [Axis]: VanguardTargetRTRMNT2055FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 4,133,906	$ 4,133,906
Investment, Identifier [Axis]: VanguardTargetRTRMNT2060FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 2,534,411	$ 2,534,411
Investment, Identifier [Axis]: VanguardTargetRTRMNT2065FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 76,335	$ 76,335
Investment, Identifier [Axis]: VanguardTargetRTRMNT2070FDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 15,890	$ 15,890
Investment, Identifier [Axis]: VanguardTargetRTRMNTIncomeFDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 2,417,124	$ 2,417,124
Investment, Identifier [Axis]: VictorySycamoreEstabValFDMember
SAGIC DIVERSIFIED BOND I		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
SAGIC DIVERSIFIED BOND I	$ 1,288,155	$ 1,288,155